AVAILABLE-FOR-SALE SECURITIES	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE 4—AVAILABLE-FOR-SALE SECURITIES

        Non-Agency RMBS that are accounted for as components of Linked Transactions are not reflected in the tables set forth in this Note, as they are accounted for as derivatives. (See Notes 7 and 8).

         The following table presents the Company's AFS investment securities by collateral type at fair value as of December 31, 2012:

December 31, 2012
Mortgage-backed securities:
Agency
Federal Home Loan Mortgage Corporation	$49,765,271
Federal National Mortgage Association	20,208,333
Non-Agency	11,054,394
Total mortgage-backed securities	$81,027,998

         The following table presents the amortized cost and fair value of the Company's AFS investment securities by collateral type as of December 31, 2012:

	December 31, 2012
	Agency	Non-Agency	Total
Face Value	$65,310,197	$18,507,380	$83,817,577
Unamortized premium	3,193,345	—	3,193,345
Unamortized discount
Designated credit reserve	—	(4,882,582)	(4,882,582)
Net, unamortized	—	(3,534,339)	(3,534,339)
Amortized Cost	68,503,542	10,090,459	78,594,001
Gross unrealized gains	1,470,062	963,935	2,433,997
Fair Value	$69,973,604	$11,054,394	$81,027,998

         The following table presents the fair value of AFS investment securities by rate type as of December 31, 2012:

	December 31, 2012
	Agency	Non-Agency	Total
Adjustable rate	$—	$11,054,394	$11,054,394
Fixed rate	69,973,604	—	69,973,604
Total	$69,973,604	$11,054,394	$81,027,998

        As described in Note 3, when the Company purchases a credit-sensitive AFS security at a significant discount to its face value, the Company often does not amortize into income a significant portion of this discount that the Company is entitled to earn because it does not expect to collect it due to the inherent credit risk of the security. The Company may also record an OTTI for a portion of its investment in the security to the extent the Company believes that the amortized cost will exceed  the present value of expected future cash flows. The amount of principal that the Company does not amortize into income is designated as an off balance sheet credit reserve on the security, with unamortized net discounts or premiums amortized into income over time to the extent realizable.

        Actual maturities of AFS securities are affected by the contractual lives of the associated mortgage collateral, periodic payments of principal, and prepayments of principal. Therefore actual maturities of available-for-sale securities are generally shorter than stated contractual maturities. Stated contractual maturities are generally greater than ten years.

         The following table presents the changes for the period May 16, 2012 (commencement of operations) to December 31, 2012 of the unamortized net discount and designated credit reserves on non-Agency AFS securities.

	December 31, 2012
	Designated	Unamortized
	credit reserve	net discount	Total
Acquisitions	$(5,363,444)	$(3,997,817)	$(9,361,261)
Accretion of net discount	—	463,478	463,478
Realized credit losses	480,862	—	480,862
Ending balance at December 31, 2012	$(4,882,582)	$(3,534,339)	$(8,416,921)

        Gains and losses from the sale of AFS securities are recorded within realized loss on sale of investments, net in the Company's statements of operations and comprehensive income. For the period May 16, 2012 (commencement of operations) to December 31, 2012, the Company did not sell any AFS securities.

        Unrealized gains and losses on the Company's AFS securities are recorded as unrealized gain on available-for-sale securities, net in the Company's statement of comprehensive income. For the period May 16, 2012 (commencement of operations) to December 31, 2012, the Company had unrealized gains on AFS securities of $2,433,997.

         The following table presents components of interest income on the Company's Agency RMBS and non-Agency RMBS for the period May 16, 2012 (commencement of operations) to December 31, 2012:

	Period May 16, 2012 to December 31, 2012
		Net (premium
	Coupon	amortization)/	Interest
	interest	discount accretion	income
Agency	$1,279,241	$(115,831)	$1,163,410
Non-Agency	54,549	463,478	518,027
Total	$1,333,790	$347,647	$1,681,437

NOTE 4 – AVAILABLE-FOR-SALE SECURITIES

Non-Agency RMBS that are accounted for as components of Linked Transactions are not reflected in the tables set forth in this Note, as they are accounted for as derivatives. (See Notes 7 and 8).

The following table presents the Company’s AFS investment securities by collateral type at fair value as of September 30, 2013 and December 31, 2012:

	September 30, 2013	December 31, 2012
Mortgage-backed securities:
Agency
Federal Home Loan Mortgage Corporation	$151,331,577	$49,765,271
Federal National Mortgage Association	208,518,840	20,208,333
Non-Agency	57,702,486	11,054,394
Total mortgage-backed securities	$417,552,903	$81,027,998

The following tables present the amortized cost and fair value of the Company’s AFS investment securities by collateral type as of September 30, 2013 and December 31, 2012:

	September 30, 2013
	Agency	Non-Agency	Total
Face Value	$357,111,292	$93,841,342	$450,952,634
Unamortized premium	12,854,666	-	12,854,666
Unamortized discount
Designated credit reserve	-	(15,967,512)	(15,967,512)
Net, unamortized	(1,614,616)	(21,166,734)	(22,781,350)
Amortized Cost	368,351,342	56,707,096	425,058,438
Gross unrealized loss	(8,500,925)	995,390	(7,505,535)
Fair Value	$359,850,417	$57,702,486	$417,552,903

	December 31, 2012
	Agency	Non-Agency	Total
Face Value	$65,310,197	$18,507,380	$83,817,577
Unamortized premium	3,193,345	-	3,193,345
Unamortized discount
Designated credit reserve	-	(4,882,582)	(4,882,582)
Net, unamortized	-	(3,534,339)	(3,534,339)
Amortized Cost	68,503,542	10,090,459	78,594,001
Gross unrealized gain	1,470,062	963,935	2,433,997
Fair Value	$69,973,604	$11,054,394	$81,027,998

The following tables present a summary of the Company’s net realized gain (loss) from the sale of Agency and non-Agency RMBS for the three months ended September 30, 2013 and September 30, 2012, nine months ended September 30, 2013 and the period May 16, 2012 (commencement of operations) to September 30, 2012:

	Three Months Ended	Three Months Ended
	September 30, 2013	September 30, 2012
Agency and non-Agency RMBS sold, at cost	$348,566,209	$-
Proceeds from Agency and non-Agency RMBS sold	331,913,127	-
Net realized gain (loss) on sale of Agency and non-Agency RMBS	$(16,653,082)	$-

	Nine Months Ended	Period May 16, 2012
	September 30, 2013	to September 30, 2012
Agency and non-Agency RMBS sold, at cost	$717,350,126	$-
Proceeds from Agency and non-Agency RMBS sold	687,252,011	-
Net realized gain (loss) on sale of Agency and non-Agency RMBS	$(30,098,115)	$-

The following tables present the fair value of AFS investment securities by rate type as of September 30, 2013 and December 31, 2012:

	September 30, 2013
	Agency	Non-Agency	Total
Adjustable rate	$139,130,999	$57,702,486	$196,833,485
Fixed rate	220,719,418	-	220,719,418
Total	$359,850,417	$57,702,486	$417,552,903

	December 31, 2012
	Agency	Non-Agency	Total
Adjustable rate	$-	$11,054,394	$11,054,394
Fixed rate	69,973,604	-	69,973,604
Total	$69,973,604	$11,054,394	$81,027,998

As described in Note 3, when the Company purchases a credit-sensitive AFS security at a significant discount to its face value, the Company generally does not amortize into income a significant portion of this discount that the Company is entitled to earn because it does not expect to collect it due to the inherent credit risk of the security. The Company may also record an OTTI for a portion of its investment in the security to the extent the Company believes that the amortized cost will exceed the present value of expected future cash flows. The amount of principal that the Company does not amortize into income is designated as an off balance sheet credit reserve on the security, with unamortized net discounts or premiums amortized into income over time to the extent realizable.

Actual maturities of AFS securities are affected by the contractual lives of the associated mortgage collateral, periodic payments of principal, and prepayments of principal. Therefore actual maturities of available-for-sale securities are generally shorter than stated contractual maturities. Stated contractual maturities are generally greater than ten years.

The following tables present the changes for the nine months ended September 30, 2013 and the period May 16, 2012 (commencement of operations) to December 31, 2012 of the unamortized net discount and designated credit reserves on non-Agency AFS securities.

	September 30, 2013
	Designated	Unamortized
	credit reserve	net discount	Total
Acquisitions	$(18,378,288)	$(24,450,562)	$(42,828,850)
Accretion of net discount	-	1,663,450	1,663,450
Realized gain on paydowns	-	5,762	5,762
Realized credit losses	1,755,001	-	1,755,001
Release of credit reserves	655,775	-	655,775
Ending balance at September 30, 2013	$(15,967,512)	$(22,781,350)	$(38,748,862)

	December 31, 2012
	Designated	Unamortized
	credit reserve	net discount	Total
Acquisitions	$(5,363,444)	$(3,997,817)	$(9,361,261)
Accretion of net discount	-	463,478	463,478
Realized credit losses	480,862	-	480,862
Ending balance at December 31, 2012	$(4,882,582)	$(3,534,339)	$(8,416,921)

Gains and losses from the sale of AFS securities are recorded within realized gain (loss) on sale of investments, net in the Company's condensed consolidated statements of operations.

Unrealized gains and losses on the Company’s AFS securities are recorded as unrealized gain (loss) on available-for-sale securities, net in the Company's condensed consolidated statement of comprehensive income (loss). For the three and nine months ended September 30, 2013, the Company had unrealized gains (losses) on AFS securities of $16,495,823 and $(9,939,532), respectively.

The following tables present components of interest income on the Company’s Agency RMBS and non-Agency RMBS for the three months ended September 30, 2013 and September 30, 2012, nine months ended September 30, 2013 and the period May 16, 2012 (commencement of operations) to September 30, 2012:

	Three Months Ended September 30, 2013			Three Months Ended September 30, 2012
		Net (premium			Net (premium
	Coupon	amortization)/	Interest	Coupon	amortization)/	Interest
	interest	discount accretion	income	interest	discount accretion	income
Agency	$3,472,373	$(58,281)	$3,414,092	$535,560	$(73,451)	$462,109
Non-Agency	45,010	879,346	924,356	28,859	225,528	254,387
Total	$3,517,383	$821,065	$4,338,448	$564,419	$152,077	$716,496

	Nine Months Ended September 30, 2013			Period May 16, 2012 to September 30, 2012
		Net (premium			Net (premium
	Coupon	amortization)/	Interest	Coupon	amortization)/	Interest
	interest	discount accretion	income	interest	discount accretion	income
Agency	$13,878,581	$(713,094)	$13,165,487	$710,165	$(90,166)	$619,999
Non-Agency	138,050	1,620,889	1,758,939	28,859	225,528	254,387
Total	$14,016,631	$907,795	$14,924,426	$739,024	$135,362	$874,386